BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	PORTFOLIO INSTRUMENTS – 99.7%
	PRIVATE EQUITY – 36.0%
-	AMG Pantheon Fund, LLC, Class 3(a),(b),(c),(d),(e)	$ 52,721,497
7,613,153	Cascade Private Capital Class I	153,481,169
4,789,27	Oaktree Asset-Backed Income Fund, Class I(a)	49,856,322
-	Partners Group Private Equity (a),(b),(c),(d),(e)	20,820,401
-	Pathway Select Fund LP, Series A(b),(c),(d),(e)	32,864,386
-	Pathway Select Fund LP, Series 2025 (a),(b),(c),(d),(e)	21,000,209
-	Stepstone Private Venture and Growth(a),(b),(c),(d),(e)	23,739,067
		354,483,051
	PRIVATE CREDIT – 30.4%
6,501,687	AMG Pantheon Credit Solutions Fund Class S	70,868,385
-	Antares CLO(b),(c),(d),(e)	20,000,000
-	Apollo Asset Back Credit Company, LLC(b),(c),(d),(e)	25,057,968
-	Ares Capital Management LLC(b),(c),(d),(e)	7,890,723
2,137,486	Blue Owl Alternative Credit Fund, Class I(a)	21,289,356
5,144,892	Cliffwater Corporate Lending Fund	53,712,669
3,572,375	Cliffwater Enhanced Lending Fund, Class I	38,617,372
-	Commonwealth Credit Advisors, LLC(b),(c),(d),(e)	10,284,494
-	Kohlberg Credit CLO 2025-1, LLC(b),(c),(d),(e)	10,070,796
-	NXT Capital Structured Note I(b),(c),(d),(e)	10,000,000
-	TPG AG Credit Solutions Private Credit Investment(a),(b),(c),(d),(e)	7,569,805
916,585	Variant Alternative Income Fund, Class I	24,124,522
		299,486,090
	PRIVATE REAL ESTATE – 10.9%
1,402,695	Apollo Diversified Real Estate Fund, Class I	34,688,642
3,643,175	Clarion Partners Real Estate Income Fund Class I	41,386,468
1,333,739	KKR Real Estate Select Trust Class I	31,276,182
		107,351,292
	HEDGED EQUITIES AND HEDGE FUNDS- 6.2%
1,007,263	BlackRock Systematic Multi-Strategy Fund, Institutional Class	10,445,319
1,365,059	JPMorgan Equity Premium Income Fund, Class I	22,990,454
636,625	JPMorgan Hedged Equity 2 Fund, Class I	12,637,016
335,806	JPMorgan Hedged Equity 3 Fund, Class I	7,048,573
212,399	JPMorgan Hedged Equity Fund, Class I	7,510,424
		60,631,786

BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	PORTFOLIO INSTRUMENTS – 99.7% (Continued)
	REAL ASSETS – 7.5%
3,988,036	AMG Pantheon Infrastructure Class S(a)	$ 40,717,846
-	Apollo Infrastructure Co.(a),(b),(c),(d),(e)	33,111,952
		73,829,798
	LIQUIDITY POOL – 8.7%
1,391,527	Aristotle Floating Rate Income Fund, Class I	13,108,183
1,369,993	BlackRock Floating Rate Income Portfolio, Institutional Class	13,069,734
37,036,146	First American Treasury Obligations Fund, Class X	37,036,146
502,077	Nuveen Floating Rate Income Fund, Class I	8,997,211
1,394,199	T Rowe Price Institutional Floating Rate Fund, Class I(a)	13,133,355
		85,344,629
	TOTAL PORTFOLIO INSTRUMENTS (Cost $947,491,063)	981,126,646

	TOTAL INVESTMENTS – 99.7% (Cost $947,491,063)	$ 981,126,646
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	2,977,072
	NET ASSETS - 100.0%	$ 984,103,718

(a)	Non-income producing security.
(b)	Illiquid investments. The total fair value of these investments as of December 31, 2025, was $275,131,298 representing 28.0% of net assets.
(c)	Restricted investment.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such investments as December 31, 2025, amounted to $275,131,298, which represents approximately 28.0% of the net assets of the Fund.
(e)	Investment does not issue shares.